Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	$ 14,767,000	$ 13,679,000	$ 13,134,000
Charge-offs	(465,000)	(776,000)	(903,000)
Recoveries	614,000	829,000	668,000
Provision (Credit)	10,112,000	1,035,000	780,000
Ending Balance	25,028,000	14,767,000	13,679,000
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,219,000	1,747,000	1,562,000
Charge-offs	(20,000)	(114,000)	(249,000)
Recoveries	7,000	86,000	169,000
Provision (Credit)	604,000	500,000	265,000
Ending Balance	2,810,000	2,219,000	1,747,000
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,541,000	1,962,000	2,043,000
Charge-offs	(148,000)	(161,000)	(193,000)
Recoveries	259,000	289,000	158,000
Provision (Credit)	1,405,000	451,000	(46,000)
Ending Balance	4,057,000	2,541,000	1,962,000
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	6,584,000	5,803,000	5,307,000
Charge-offs			(153,000)
Recoveries	48,000	102,000	28,000
Provision (Credit)	5,819,000	679,000	621,000
Ending Balance	12,451,000	6,584,000	5,803,000
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	1,582,000	1,531,000	1,910,000
Charge-offs	(236,000)	(294,000)	(105,000)
Recoveries	218,000	259,000	208,000
Provision (Credit)	920,000	86,000	(482,000)
Ending Balance	2,484,000	1,582,000	1,531,000
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	1,250,000	1,046,000	834,000
Charge-offs		(24,000)
Recoveries	4,000	3,000
Provision (Credit)	1,185,000	225,000	212,000
Ending Balance	2,439,000	1,250,000	1,046,000
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	344,000	397,000	430,000
Recoveries	13,000	5,000	5,000
Provision (Credit)	(19,000)	(58,000)	(38,000)
Ending Balance	338,000	344,000	397,000
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	247,000	284,000	290,000
Charge-offs	(61,000)	(183,000)	(203,000)
Recoveries	65,000	85,000	100,000
Provision (Credit)	(42,000)	61,000	97,000
Ending Balance	209,000	247,000	284,000
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance		909,000	758,000
Provision (Credit)	240,000	$ (909,000)	151,000
Ending Balance	$ 240,000		$ 909,000